Expense Example {- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund Retail PRO-07 - Fidelity® Total Bond Fund - Fidelity Total Bond Fund-Retail Class	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567